Statements of Operations (USD $)	12 Months Ended		76 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0
Expenses
Consulting fees - related party	48,000	48,000	370,080
Professional fees	15,000	0	211,927
General and administrative	7,295	3,902	477,659
Total Operating Expenses	70,295	51,902	1,059,666
Loss from Operations	(70,295)	(51,902)	(1,059,666)
Other Income (Expense):
Interest expense, net	40,467	39,880	177,184
Total Other Income (Expense)	(40,467)	(39,880)	(177,184)
Net Loss from Continuing Operations	(110,175)	(92,369)	(1,236,850)
Loss Before Discontinued Operations	(110,175)	(92,369)	(2,254,851)
Discontinued Operations	0	0	(3,055,354)
Net Loss	$ (110,175)	$ (92,369)	$ (5,310,205)
Net Loss Per Share - Basic and Diluted	$ (0.02)	$ (0.10)
Weighted Average Number of Shares Outstanding	7,045,000	896,000